Group assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Group assets and liabilities
Schedule of segment statement of financial position by business type

	31 Dec 2024 $m
	Asia and Africa
	Insurance
	Funds with
	policyholder	Unit-linked				Unallocated	Group
	participation	funds	Other	Eastspring	Total	to a segment	total
	note (i)
Debt securities
Sovereign debt
Indonesia	453	573	642	–	1,668	–	1,668
Singapore	2,265	738	932	–	3,935	–	3,935
Thailand	3	3	2,580	–	2,586	–	2,586
United States	14,851	71	433	–	15,355	–	15,355
Vietnam	2,885	17	139	–	3,041	–	3,041
Other (predominantly Asia)	4,192	685	1,589	2	6,468	–	6,468
Subtotal	24,649	2,087	6,315	2	33,053	–	33,053
Other government bonds
AAA	1,617	119	112	–	1,848	–	1,848
AA+ to AA-	124	16	23	–	163	–	163
A+ to A-	643	82	268	–	993	–	993
BBB+ to BBB-	189	45	80	–	314	–	314
Below BBB- and unrated	354	6	48	–	408	–	408
Subtotal	2,927	268	531	–	3,726	–	3,726
Corporate bonds
AAA	1,400	158	280	–	1,838	–	1,838
AA+ to AA-	3,567	486	851	–	4,904	–	4,904
A+ to A-	13,451	491	1,629	–	15,571	1	15,572
BBB+ to BBB-	9,753	661	1,784	–	12,198	1	12,199
Below BBB- and unrated	1,477	477	342	–	2,296	–	2,296
Subtotal	29,648	2,273	4,886	–	36,807	2	36,809
Asset-backed securities
AAA	129	3	34	–	166	–	166
AA+ to AA-	4	–	1	–	5	–	5
A+ to A-	28	–	3	–	31	–	31
BBB+ to BBB-	2	–	1	–	3	–	3
Below BBB- and unrated	2	1	8	–	11	–	11
Subtotal	165	4	47	–	216	–	216
Total debt securities notes (ii)(v)	57,389	4,632	11,779	2	73,802	2	73,804
Loans
Mortgage loans	51	–	102	–	153	–	153
Other loans	364	–	–	–	364	–	364
Total loans	415	–	102	–	517	–	517
Equity securities and holdings in collective investment schemes
Direct equities	19,487	13,465	254	95	33,301	–	33,301
Collective investment schemes	37,652	8,338	1,698	13	47,701	–	47,701
Total equity securities and holdings in collective investment schemes	57,139	21,803	1,952	108	81,002	–	81,002
Other financial investments note (iii)	2,240	260	2,118	93	4,711	1,150	5,861
Total financial investments note (iv)	117,183	26,695	15,951	203	160,032	1,152	161,184
Investment properties	–	–	3	–	3	–	3
Cash and cash equivalents	1,396	564	1,225	142	3,327	2,445	5,772
Total investments	118,579	27,259	17,179	345	163,362	3,597	166,959

	31 Dec 2023 $m
	Asia and Africa
	Insurance
	Funds with
	policyholder	Unit-linked				Unallocated	Group
	participation	funds	Other	Eastspring	Total	to a segment	total
	note (i)
Debt securities
Sovereign debt
Indonesia	393	611	525	–	1,529	–	1,529
Singapore	3,006	607	929	–	4,542	–	4,542
Thailand	2	4	1,957	–	1,963	–	1,963
United States	23,552	84	2,351	–	25,987	–	25,987
Vietnam	3,143	30	173	–	3,346	–	3,346
Other (predominantly Asia)	4,375	669	1,819	28	6,891	–	6,891
Subtotal	34,471	2,005	7,754	28	44,258	–	44,258
Other government bonds
AAA	1,533	94	119	–	1,746	–	1,746
AA+ to AA-	120	17	29	–	166	–	166
A+ to A-	689	95	239	–	1,023	–	1,023
BBB+ to BBB-	271	57	56	–	384	–	384
Below BBB- and unrated	502	11	63	2	578	–	578
Subtotal	3,115	274	506	2	3,897	–	3,897
Corporate bonds
AAA	1,214	147	243	–	1,604	–	1,604
AA+ to AA-	2,716	440	934	–	4,090	–	4,090
A+ to A-	10,918	460	2,179	–	13,557	1	13,558
BBB+ to BBB-	9,466	714	2,055	–	12,235	1	12,236
Below BBB- and unrated	2,280	500	356	–	3,136	–	3,136
Subtotal	26,594	2,261	5,767	–	34,622	2	34,624
Asset-backed securities
AAA	174	2	54	–	230	–	230
AA+ to AA-	6	–	2	–	8	–	8
A+ to A-	30	–	7	–	37	–	37
BBB+ to BBB-	7	–	2	–	9	–	9
Below BBB- and unrated	–	1	–	–	1	–	1
Subtotal	217	3	65	–	285	–	285
Total debt securities notes (ii)(v)	64,397	4,543	14,092	30	83,062	2	83,064
Loans
Mortgage loans	65	–	83	–	148	–	148
Other loans	430	–	–	–	430	–	430
Total loans	495	–	83	–	578	–	578
Equity securities and holdings in collective investment schemes
Direct equities	18,711	12,075	182	128	31,096	–	31,096
Collective investment schemes	24,529	7,546	1,580	2	33,657	–	33,657
Total equity securities and holdings in collective investment schemes	43,240	19,621	1,762	130	64,753	–	64,753
Other financial investments note (iii)	2,893	396	1,707	101	5,097	2,628	7,725
Total financial investments note (iv)	111,025	24,560	17,644	261	153,490	2,630	156,120
Investment properties	–	–	39	–	39	–	39
Cash and cash equivalents	1,054	647	1,287	173	3,161	1,590	4,751
Total investments	112,079	25,207	18,970	434	156,690	4,220	160,910

Notes

(i)

Funds with policyholder participation represent investments held to support insurance products where policyholders participate in the returns of a specified pool of investments (excluding unit-linked policies) that are measured using the variable fee approach.

(ii)	Of the Group’s debt securities, the following amounts were held by the consolidated investment funds:

	31 Dec 2024 $m	31 Dec 2023 $m
Debt securities held by consolidated investment funds	10,409	11,116

(iii)	Other financial investments comprise derivative assets and deposits.

(iv)

Of the total financial investments of $161,184 million as at 31 December 2024 (31 December 2023: $156,120 million), $88,779 million (31 December 2023: $80,022 million) are expected to be recovered within one year, including equity securities and holdings in collective investment schemes.

(v)

The credit ratings, are created using a methodology developed by Prudential using ratings from various credit ratings agencies (Composite Ratings), S&P Global Ratings (S&P), Moody's and Fitch Solutions and their respective affiliates and suppliers. The ratings displayed are not credit opinions nor are they a rating issued by a rating agency, including S&P. To the extent that a credit rating is calculated using an S&P rating, such rating was used under a license from S&P and S&P reserves all rights with respect to such rating.

Schedule of accrued investment income and other debtors

	31 Dec 2024 $m	31 Dec 2023 $m
Total accrued investment income, primarily interest receivable	902	1,003
Other debtors	1,310	1,161
Total accrued investment income and other debtors	2,212	2,164
Analysed as:
Expected to be settled within one year	2,162	2,048
Expected to be settled beyond one year	50	116
Total accrued investment income and other debtors	2,212	2,164

Schedule of accruals, deferred income and other liabilities

	31 Dec 2024 $m	31 Dec 2023 $m
Accruals and deferred income	238	244
Interest payable	35	35
Other creditors	2,575	3,756
Total accruals, deferred income and other creditors	2,848	4,035

Schedule of cash and cash equivalents

	31 Dec 2024 $m	31 Dec 2023 $m
Cash	1,923	1,964
Cash equivalents	3,849	2,787
Total cash and cash equivalents	5,772	4,751
Analysed as:
Held by the Group's holding and non-regulated entities and available for general use	2,445	1,590
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	3,327	3,161
Total cash and cash equivalents	5,772	4,751

Schedule of provisions

	2024 $m	2023 $m
Balance at 1 Jan	224	206
Charge (credit) to income statement:
Additional provisions	136	198
Unused amounts released	(4)	(10)
Utilisation during the year	(133)	(172)
Exchange differences	(5)	2
Balance at 31 Dec	218	224

Consolidated investment funds
Group assets and liabilities
Schedule of analysis of securities

	31 Dec 2024 $m	31 Dec 2023 $m
Debt securities held by consolidated investment funds	10,409	11,116